10-Q ACQUISTITIONS AND INVESTMENTS - Summary of Investments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Business Acquisition [Line Items]
Current assets	$ 10,184,360		$ 13,828,989	$ 20,834,710
Non-current assets	104,935,033		113,125,643	22,288,852
Current liabilities	22,088,196		23,909,510	4,825,690
Non-current liabilities	11,176,378		10,074,600	6,518,666
Revenue	54,625	$ 48,500	862,165	201,700
Gross Profit	54,625	48,500	590,083	149,810
Net income (loss)	(6,547,023)	8,188,231	(24,583,620)	14,931,970
Investments	18,901,056		25,850,879	3,272,597
Debt, net	4,529,068		4,486,256	0
Affiliated Companies
Business Acquisition [Line Items]
Current assets	8,897,693		8,336,962	1,193,362	$ 8,218,932
Non-current assets	13,873,703		12,985,338	4,212,385	11,585,338
Current liabilities	2,530,296		3,173,869	354,009	3,101,523
Non-current liabilities	2,000,000		2,000,000	1,000,000	$ 2,000,000
Revenue	89,714	19,700	352,263	562,500
Gross Profit	76,892	19,700	(74,048)	(111,064)
Net income (loss)	(901,502)	$ (354,852)	(3,730,954)	(580,346)
Affiliated Companies | Non-current assets
Business Acquisition [Line Items]
Investments	10,000,000		8,000,000
Affiliated Companies | Non-current liabilities
Business Acquisition [Line Items]
Debt, net	$ 2,000,000		$ 2,000,000	$ 1,000,000